Subsequent Events (Rant Term Sheet) (Details) - Subsequent Event - Rant, Inc.	Apr. 29, 2016 USD ($) $ / shares
Subsequent Event [Line Items]
Cash consideration	$ 5,000,000
Interest rate on purchase money note	10.00%
Period for Rant to provide audited financial statements	1 year
Conversion rate to common stock on purchase money note | $ / shares	$ 0.31
Minimum cash requirement at closing for acquiree	$ 500,000
Contract termination fee	$ 1,000,000
Minimum
Subsequent Event [Line Items]
Consideration transferred, equity interests issued and issuable (as a percent)	20.00%
Maximum
Subsequent Event [Line Items]
Consideration transferred, equity interests issued and issuable (as a percent)	24.00%